Long-Term Debt, net (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about borrowings [abstract]
Long-Term Debt, net - Consolidated statement of financial position
Borrower	Principal	Deferred Finance costs	Amortised cost
(a) Devocean Maritime LTD., Domina Maritime LTD., Dulac Maritime S.A., Artful Shipholding S.A., Longevity Maritime Limited and Serena Maritime Limited	31,750	(447)	31,303

Total at December 31, 2021	31,750	(447)	31,303
Less: Current Portion	(5,000)	135	(4,865)
Long-Term Portion	26,750	(312)	26,438

Total at December 31, 2020	37,000	(448)	36,552
Less: Current Portion	(5,970)	305	(5,665)
Long-Term Portion	31,030	(143)	30,887

Long-Term Debt, net - Annual loan principal payments
December 31,	CIT Bank N.A.
2022	5,000
2023	5,000
2024	5,000
2025	5,000
2026 and thereafter	11,750
Total	31,750

The contractual annual loan principal payments per lender to be made subsequent to December 31, 2020, were as follows:

December 31,	EnTrust
2021	5,970
2022	31,030
2023 and thereafter	—
Total	37,000